DERIVATIVE FINANCIAL INSTRUMENTS AND HEDGING ACTIVITIES - Outstanding Derivative Products (Details) - Derivatives Designated as Cash Flow Hedges - Designated as Hedging Instrument - USD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2024	Aug. 01, 2024	Dec. 31, 2023
Credit Spread Adjustment
Derivative [Line Items]
Bank Margin on Debt	0.10%
Interest Rate Swap 1
Derivative [Line Items]
Term	10 years
Notional Amount	$ 100
Fixed Rate of Swap	1.50%
Bank Margin on Debt	1.75%
Total Effective Interest Rate (as percent)	3.25%
Interest Rate Swap 2
Derivative [Line Items]
Term	10 years
Notional Amount	$ 100
Fixed Rate of Swap	1.51%
Bank Margin on Debt	1.75%
Total Effective Interest Rate (as percent)	3.26%
Interest Rate Swap 3
Derivative [Line Items]
Term	7 years
Notional Amount	$ 200
Fixed Rate of Swap	0.67%
Bank Margin on Debt	1.65%
Total Effective Interest Rate (as percent)	2.32%
Interest Rate Swap 4
Derivative [Line Items]
Term	4 years
Notional Amount	$ 100
Fixed Rate of Swap	0.78%
Bank Margin on Debt	1.60%
Total Effective Interest Rate (as percent)	2.38%
Interest Rate Swap 5
Derivative [Line Items]
Term	4 years
Notional Amount	$ 50
Fixed Rate of Swap	0.64%
Bank Margin on Debt	1.60%
Total Effective Interest Rate (as percent)	2.24%
Interest Rate Swap 6
Derivative [Line Items]
Term	4 years
Notional Amount	$ 50
Fixed Rate of Swap	3.29%
Bank Margin on Debt	1.60%
Total Effective Interest Rate (as percent)	4.89%
Interest rate swaps
Derivative [Line Items]
Notional Amount	$ 600,000	$ 200,000	$ 850,000